Income taxes - Schedule of Net Deferred Tax Assets (Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for credit losses	$ 48,409		$ 8,113
Operating lease liabilities	14,496		9,373
Federal net operating loss	1,753		0
Amortization of core deposit intangibles	0		1,386
Deferred compensation	8,872		5,231
Unrealized loss on debt securities	0		54
Unrealized loss on equity securities	0		60
Unrealized loss on cash flow hedges	499		0
Other	19,101		2,388
Subtotal	93,130		26,605
Deferred tax liabilities:
FHLB stock dividends	(561)		(550)
Operating leases - right of use assets	(13,197)		(8,641)
Depreciation	(7,491)		(5,078)
Amortization of core deposit intangibles	(684)		0
Unrealized gain on equity securities	(17)		0
Unrealized gain on cash flow hedges	0		(203)
Unrealized gain on debt securities	(13,027)		(3,051)
Mortgage servicing rights	(20,803)		(19,678)
Goodwill	(11,301)		(8,859)
Other	(9,653)		(1,035)
Subtotal	(76,734)		(47,095)
Net deferred tax assets (liabilities)	$ 16,396
Net deferred tax assets (liabilities)		$ (20,490)	$ (20,490)